Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Non- hedging derivatives, current	$ 402,716
Hedging derivatives, current	20,038,433	$ 121,443
Other financial assets	20,523,276	487,106
Hedging derivatives, non-current	30,789,703	25,533,188
Other financial assets	33,391,398	28,802,568
Financial Assets Held for Trading [Member]
Disclosure of financial assets [Line Items]
Non- hedging derivatives, current	402,716
Total current	402,716
Total	402,716
Held-to-maturity Investments [Member]
Disclosure of financial assets [Line Items]
Other financial assets	82,127	365,663
Total current	82,127	365,663
Other financial assets		652,733
Total non-current		652,733
Total	82,127	1,018,396
Loans and Receivables [Member]
Disclosure of financial assets [Line Items]
Other financial assets	317,062,707	309,844,312
Total current	317,062,707	309,844,312
Other financial assets	1,032,923	6,788,437
Total non-current	1,032,923	6,788,437
Total	318,095,630	316,632,749
Available-for-sale Financial Assets [Member]
Disclosure of financial assets [Line Items]
Equity instruments	2,601,695	2,616,647
Total non-current	2,601,695	2,616,647
Total	2,601,695	2,616,647
Derivatives Designated as Hedges [Member]
Disclosure of financial assets [Line Items]
Hedging derivatives, current	20,038,433	121,443
Total current	20,038,433	121,443
Hedging derivatives, non-current	30,789,703	25,533,188
Total non-current	30,789,703	25,533,188
Total	$ 50,828,136	$ 25,654,631